Accounts payable and accrued expenses, and loss contingency (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Accounts Payable, Accrued Expenses, and Loss Contingency [Abstract]
Disclosure of Detailed Information About Accounts Payable, Accrued Expenses, and Loss Contingency Explanatory
The following table summarizes accounts payable, accrued expenses, and loss contingency (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Accounts payable	$2,889	$2,425	$505
Accrued expenses	12,101	10,868	13,325
Loss contingency	—	—	95,250
Total	$14,990	$13,293	$109,080